Condensed Financial Information - Parent Company Only (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of information about consolidated structured entities [abstract]
Condensed Financial Information for the Company

The following is condensed financial information for the Company.

Condensed Statements of Profit or Loss and Other Comprehensive Income for the years ended 31 December 2022, 2023, and 2024

	2022	2023	2024

REVENUE	432,661	602,138	776,807
Dividend income from banking subsidiaries*	200,930	283,352	285,206
Dividend income from other subsidiaries*	213,819	296,700	467,500
Interest income	16,762	22,324	22,707
Other (losses) gains	1,150	(238)	1,394

COSTS AND OPERATING EXPENSES	(21,173)	(24,544)	(20,826)
General and administrative expenses	(20,818)	(24,528)	(20,810)
Fee and commission expense	(355)	(16)	(16)

NET INCOME BEFORE TAX	411,488	577,594	755,981

Income tax	(3,357)	(3,705)	(4,058)

NET INCOME	408,131	573,889	751,923

OTHER COMPREHENSIVE INCOME	-	-	-

TOTAL COMPREHENSIVE INCOME	408,131	573,889	751,923

* Joint Stock Company Kaspi.kz directly holds 100% ownership interest in Kaspi Group JSC, the parent company of banking group and indirectly holds 98.95% ownership interest in Kaspi Bank JSC through Kaspi Group JSC. As allowed under IAS 27.10, the investment in banking subsidiaries and other subsidiaries were accounted for under the cost method. Using the equity method, the income in undistributed earnings of banking subsidiaries were KZT 7,252 million, KZT 8,607 million and KZT 11,030 million for 2022, 2023 and 2024, respectively, and the income in undistributed earnings of other subsidiaries were KZT 19,122 million, KZT 78,196 million and KZT 34,690 million for 2022, 2023 and 2024, respectively.

Condensed Statements of Financial Position as at 31 December 2023 and 2024

	2023	2024
ASSETS:
Cash and cash equivalents	200,484	324,993
Investments in banking subsidiaries*	171,107	171,107
Investments in other subsidiaries*	44,103	39,103
Other assets	894	1,352

TOTAL ASSETS	416,588	536,555

LIABILITIES:
Other liabilities	170	155

TOTAL LIABILITIES	170	155

EQUITY:
Issued capital	130,144	130,144
Treasury shares	(152,001)	(151,521)
Share-based compensation reserve	34,812	31,777
Retained earnings	403,463	526,000

TOTAL EQUITY	416,418	536,400

TOTAL LIABILITIES AND EQUITY	416,588	536,555

* Using the equity method, the investment in banking subsidiaries were KZT 208,824 million and KZT 221,293 million for 31 December 2023 and 2024, respectively, and the investment in other subsidiaries were KZT 77,624 million and KZT 204,620 million for 31 December 2023 and 2024, respectively.

In accordance with NBRK regulations, dividends paid by the Bank to the Company are subject to certain limitations.

Condensed Statements of Cash Flows For the Years ended 31 December 2022, 2023, and 2024

	2022	2023	2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Interest income received	14,221	18,991	19,303
Fees and commissions paid	(355)	(16)	(16)
Other income received	-	41	-
General and administrative expenses paid	(835)	(3,669)	(3,548)

Cash flows from operating activities before changes in operating assets and liabilities	13,031	15,347	15,739

Changes in operating assets and liabilities
Other assets	(378)	426	(821)
Other liabilities	46	80	(14)

Cash inflow from operating activities before income tax	12,699	15,853	14,904

Income tax paid	(594)	(539)	(587)

Net cash inflow from operating activities	12,105	15,314	14,317

CASH FLOWS FROM INVESTING ACTIVITIES:
Dividends received from subsidiaries	414,749	580,052	752,706
Sale of investments in subsidiaries	-	-	5,000
Purchase of investments in subsidiaries	(16,251)	-	-

Net cash inflow from investing activities	398,498	580,052	757,706

CASH FLOWS FROM FINANCING ACTIVITIES:
Dividends paid	(210,102)	(560,132)	(646,056)
Purchase of treasury shares	(63,672)	(60,703)	(2,852)

Net cash outflow from financing activities	(273,774)	(620,835)	(648,908)

Effect of changes in foreign exchange rate on cash and cash equivalents	1,150	(279)	1,394

NET (DECREASE)/ INCREASE IN CASH AND CASH EQUIVALENTS	137,979	(25,748)	124,509

CASH AND CASH EQUIVALENTS, beginning of period	88,253	226,232	200,484

CASH AND CASH EQUIVALENTS, end of period	226,232	200,484	324,993